CONTINGENT LIABILITIES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2018
CONTINGENT LIABILITIES AND COMMITMENTS [Abstract]
Future Minimum Lease Fees Payable	The future minimum lease fees payable as of December 31, 2018 are as follows:

First year	$1,803
Second through fifth years	2,522
After fifth year	2,395

$6,720